SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
25.	SHAREHOLDERS’ EQUITY
25.1	Share capital

For the year ended December 31, 2021, the Suzano’s share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. The share capital is net of the public offering expenses of R$33,735.

The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements and related persons	33,800,534	2.48
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,377,404	45.72
Treasury	12,042,004	0.88
Other shareholders	726,844,176	53.40
	1,361,263,584	100.00

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the year ended  December 31, 2021, SUZB3 common shares ended the year quoted at R$60.11 (sixty Brazilian Reais and eleven cents) (R$58.54 (fifty-eight Brazilian Reais and fifty-four cents) on December 31, 2020).

25.2	Dividends and reserve calculations

The Company´s bylaws establishes that the minimum annual dividend is the lowest value between:

(i)	25% of adjusted net income for the year pursuant to Article 202 of Brazilian Law nº.6,404/76, or
(ii)	10% of the Company’s consolidated operating cash generation for the year.

In the year ended December 31, 2021, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (i) above, as well as the reserves, as set forth below:

December, 31 2021
Net income for the year	8,626,386
Accumulate losses absorption	(3,926,015)
Net income for the year after Accumulate losses absorption	4,700,371
Accrual of legal reserve – 5%	235,019
Accrual of reserve for tax incentives	812,909
Minimum mandatory dividends base	3,652,443
Proposed minimum mandatory dividends – 25%	913,111
Partial realization of deemed cost, net of tax effects	(140,515)
Reserve for the distribution of dividends	86,889
Remaining result	2,792,958
Reserve for capital increase – 90%	2,513,663
Special statutory reserve – 10%	279,295

The Company proposes the distribution of dividends in excess of the minimum mandatory dividends, as provided for in its Bylaws, which for the year ended December 31, 2021 are R$86,889, classified as a reserve for the distribution of dividends.

As disclosed in note 32.1, the Company approved on January 7, 2022, the payment of interim dividends in the amount of R$1,000,000, paid on January 27, 2022, which will be attributed to the mandatory minimum dividend for the year ended December 31, 2021.

In the year ended December 31, 2020, no dividends were distributed, due to the loss in the year.

25.3	Reserves
25.3.1	Income reserve

They are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:

(i)	legal: it is measured based on 5% (five percent) of net profit of each fiscal year as specified in article 193 of Brazilian Law nº.6,404/76, which shall not exceed 20% (twenty percent) of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increase and aims to ensure the integrity of the share capital. For the year ended December 31, 2021, the balance of this reserve is R$235,019 and as of December 31, 2020,there was no balance due to its full absorption.
(ii)	capital increase: it is measured basis of up to 90% (ninety percent) of the remaining balance of net income for the year and limited to 80% (eighty percent) of the share capital, pursuant to the Company's Bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure to the Company adequate operating conditions. For the year ended December 31, 2021, the balance of this reserve is R$2,513,663 and as of December 31, 2020, there was no balance due to its full absorption.
(iii)	special statutory: it is measured basis of up to 10% (ten percent) of the remaining balance of net income for the year and aims to ensure the continuity of the semiannual distribution of dividends, up to the limit of 20% (twenty percent) of the share capital. For the year ended December 31, 2021, the balance of this reserve is R$279,295 and as of December 31, 2020, there was no balance due to its full absorption.
(iv)	tax incentives: it is measured as specified in article 195-A of the Brazilian Law No. 6,404/76, modified by Brazilian Law nº.11,638/07 and at the proposal of the management bodies, it will allocate the portion of net income arising from donation or the amounts of government grants for investment, being excluded from the calculation basis of the mandatory dividend. Pursuant to article 30 of Law No. 12,973/14 and article 19 of Decree No. 1,598/77, the Company, based on the profit for the year, constituted its tax incentive reserve, including the incentives that (i) were absorbed with a loss, (ii) would have been recognized in previous years, if profit had been recorded and (iii) in the current year. For the year ended December 31, 2021, the balance of this reserve is R$812,909 and as of December 31, 2020, there was no balance due to its full absorption.
25.3.2	Capital reserve

They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemption, reimbursement and purchase of shares.

In the year ended December 31, 2021, there was no balance in this reserve due to its full absorption in the previous year.

25.4	Other reserves

These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balance at December 31, 2019	(45,746)	(194,118)	2,360	209,987	2,248,858	2,221,341
Actuarial loss		(22,037)				(22,037)
Gain on conversion of financial asset and fair value			4,151			4,151
Loss on conversion of financial statements and on foreign investments				(2,857)		(2,857)
Partial realization of deemed cost, net of taxes					(70,654)	(70,654)
Balance at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944
Actuarial gain		78,964				78,964
Gain on conversion of financial asset and fair value			1,333			1,333
Gain on conversion of financial statements and on foreign investments				45,181		45,181
Partial realization of deemed cost, net of taxes					(140,515)	(140,515)
Balance at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907

25.5	Treasury shares

As of December 31, 2021, the Company has 12,042,004 common shares of own issuance held in treasury, with an average cost of R$18.13 (eighteen Brazilian Reais and thirteen cents) per share, with historical value of R$218,265 and market value corresponding to R$723,845. For the year ended December 31, 2021 and 2020, there was no movement of purchase or sale.

		Average cost	Historical	Market
	Quantity	per share	value	value
Balance at December 31, 2019	12,042,004	18.13	218,265	477,827
Balance at December 31, 2020	12,042,004	18.13	218,265	704,939
Balance at December 31, 2021	12,042,004	18.13	218,265	723,845

25.6	Distribution of results

				Reserve
	Limit on	Distribution of results		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2021	2020	2021	2020
Realization of deemed cost, net of taxes		(140,515)	(70,654)
Tax incentive reserve		812,909		812,909
Legal reserve	20%	235,019	(317,144)	235,019
Capital increase reserve	80%	2,513,663		2,513,663
Special statutory reserve		279,295		279,344
Capital reserve			(6,410,885)	15,455	10,612
Unclaimed dividends forfeited			130
Reserve for the distribution of dividends		86,889		86,889
Proposed minimum mandatory dividends		913,111
		4,700,371	(6,798,553)	3,943,279	10,612